Financial Instruments (Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	¥ 33,791	¥ 22,109
Other derivatives not designated as hedging instruments assets at fair value	3,017	629
Derivative assets	36,808	22,738
Derivative instruments in hedges, liabilities, at fair value	2,049	1,613
Other derivatives not designated as hedging instruments liabilities at fair value	1,171	1,656
Derivative liabilities	3,220	3,269
Forward Exchange Contracts | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	382	202
Other derivatives not designated as hedging instruments assets at fair value	579	518
Forward Exchange Contracts | Other Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	88	18
Forward Exchange Contracts | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	13	10
Other derivatives not designated as hedging instruments liabilities at fair value	473	540
Forward Exchange Contracts | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	35	101
Interest Rate Swap Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	60
Interest Rate Swap Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value		4
Other derivatives not designated as hedging instruments assets at fair value	604	92
Interest Rate Swap Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	26	196
Other derivatives not designated as hedging instruments liabilities at fair value	124	53
Interest Rate Swap Agreements | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	1,439	1,135
Other derivatives not designated as hedging instruments liabilities at fair value	454	588
Currency Swap Agreement | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value		1
Other derivatives not designated as hedging instruments assets at fair value	1,456	1
Currency Swap Agreement | Other Assets
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, assets, at fair value	33,349	21,902
Currency Swap Agreement | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value		3
Other derivatives not designated as hedging instruments liabilities at fair value		5
Currency Swap Agreement | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative instruments in hedges, liabilities, at fair value	571	269
Currency Option Agreements | Prepaid Expenses and Other Current Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	8
Currency Option Agreements | Other Assets
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments assets at fair value	282
Currency Option Agreements | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	11	40
Currency Option Agreements | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Other derivatives not designated as hedging instruments liabilities at fair value	¥ 74	¥ 329